TAXES ON INCOME - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income before taxes on income
Domestic (Israel)	$ 63,895	$ 22,205	$ 18,045
Foreign	14,706	6,707	590
Income before taxes on income	78,601	28,912	18,635
Current:
Domestic (Israel)	12,672	4,528	4,463
Foreign	8,651	4,171	1,155
Total current income tax expense	21,323	8,699	5,618
Deferred:
Domestic (Israel)	391	(181)	(276)
Foreign	(1,647)	(1,334)	(627)
Total deferred income tax expense	(1,256)	(1,515)	(903)
Total taxes on income / expenses	$ 20,067	$ 7,184	$ 4,715